Intangible assets	12 Months Ended
Dec. 31, 2021
Intangible assets

15.	Intangible assets

The breakdown and changes in intangible assets are as follows:

	Weighted average rate (p.a.)	December 31, 2020						December 31, 2021
		Historical cost	Accumulated amortization	Net opening balance	Additions	Write-offs	Amortization	Net ending balance	Historical Cost	Accumulated amortization
Goodwill	-	542,302	-	542,302	-	-	-	542,302	542,302	-
Slots	-	1,038,900	-	1,038,900	-	-	-	1,038,900	1,038,900	-
Softwares	38.28%	507,734	(345,661)	162,073	152,584	(45)	(74,438)	240,174	508,650	(268,476)
Others	20.00%	10,000	(6,167)	3,833	-	-	(2,000)	1,833	10,000	(8,167)
Total		2,098,936	(351,828)	1,747,108	152,584	(45)	(76,438)	1,823,209	2,099,852	(276,643)

The balances of goodwill and airport operating rights (slots) were tested for impairment on December 31, 2021 and 2020, through the discounted cash flow for each cash-generating unit, giving rise to the value in use, not resulting in impairment.

To establish the book value of each CGU, the Company considers not only the recorded intangible assets but also all tangible assets necessary for conducting business, as it is only through the use of this set that the Company will generate economic benefits.

In the comparative period, the Company allocated goodwill considering two cash-generating units: GLA and Smiles. After the merger of Smiles Fidelidade by GLA, revenue from the mileage program with airline products and services are recognized only at the moment of the flight takes place, as the entity’s obligation becomes exclusively air transportation and related services, and the Smiles program is characterized as a way to promote air transportation and improve the financial flows for GOL. Thus, on December 31, 2021, the Company operates a single cash-generating unit, considering that revenue depends on different assets that cannot be evaluated separately to measure the value in use.

Air transportation
December 31, 2021
Book value	3,544,950
Value in use	36,535,754

Discount rate	14.84%
Perpetuity growth rate	3.18%

Sensitivity test
10% variation
Value in use	30,481,528
Amendment of the value in use	(6,054,226)

25% variation
Value in use	23,706,460
Amendment of the value in use	(12,829,294)
	Air transportation	Loyalty program
December 31, 2020
Book value	325,381	216,921
Value in use	20,784,520	6,771,427

Discount rate	13.98%	14.72%
Perpetuity growth rate	3.25%	3.25%

Sensitivity test
10% variation
Value in use	17,956,770	6,266,730
Amendment of the value in use	(2,827,750)	(504,697)

25% Variation
Value in use	14,520,245	5,655,353
Amendment of the value in use	(6,264,275)	(1,116,074)

The results obtained were compared with the book value of the cash-generating unit, and, as a result, the Company did not recognize losses in relation to the impairment of its CGUs. No impairment loss has been recorded to date.

The assumptions adopted in the impairment testing of intangible assets are based on internal projections for a five-year period. For longer periods, the Company uses the perpetuity growth rate. The discounted cash flow that calculated the value in use of the cash-generating unit was prepared in accordance with the Company’s business plan and approved by the Company’s Board of Directors.

The main assumptions taken into consideration by the Company to determine the value in use of the cash-generating unit are:

•	Capacity and fleet: considers the use, the aircraft capacity used in each flight and the projected size of the fleet in use.
•	Demand: market efficiency is the main input to estimate the Company’s demand growth. Management considers market efficiency to be the ratio between its market share and its seat share. This indicator reflects how efficiently the Company uses its share of the market’s total supply based on how much demand for air transportation it absorbs.
•	Revenue per passenger: considers the average price charged by GLA and the effects of market variables (see the variables used below).
•	Operating costs related to the business: based on the historical cost and adjusted by indicators, such as inflation, supply, demand and variation of the U.S. dollar.

The Company also considered market variables such as GDP (source: Central Bank of Brazil), US dollar (source: Central Bank of Brazil), kerosene barrel (source: Brazilian Agency of Oil - “ANP”) and interest rate (source: Bloomberg).